Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables and Prepaid Expenses [Abstract]
Schedule of Other Receivables and Prepaid Expenses	Other receivables and prepaid expenses consist of the following:
	As of December 31,
	2025	2024

Rent deposits	$33,558	$92,754
Prepaid expenses	74,657	60,051
Total	$108,215	$152,805